INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at December 31, 2013 and 2012 are shown below.

		December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$160,063	$-	$11,714	$148,349
Municipal obligations	3,035	83	103	3,015
Corporate securities	1,920	658	-	2,578

	$165,018	$741	$11,817	$153,942

		December 31, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

The amortized cost of investment securities at December 31, 2013 and 2012, by contractual term to maturity or earliest call date, are shown below.

	December 31,
	2013	2012
	(In thousands)

Less than one year	$-	$145,210
One to five years	33,882	28,198
Five to ten years	41,376	11,175
More than ten years	87,840	10,701
	163,098	195,284
Corporate securities	1,920	-
	$165,018	$195,284

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at December 31, 2013 and 2012 are shown below.

		December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$677	$34	$1	$710
Federal National Mortgage Association adjustable-rate participation certificates	5,940	40	36	5,944
Government National Mortgage Association adjustable-rate participation certificates	2,622	85	-	2,707

	$9,239	$159	$37	$9,361

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$253	$8	$-	$261
Federal National Mortgage Association adjustable-rate participation certificates	212	6	-	218
Government National Mortgage Association adjustable-rate participation certificates	2,651	100	-	2,751

	$3,116	$114	$-	$3,230

		December 31, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2013 and 2012, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	December 31,
	2013	2012
	(In thousands)

Due in one year or less	$811	$485
Due in one year through five years	3,413	2,044
Due in five years through ten years	4,665	2,804
Due in more than ten years	3,466	4,047

	$12,355	$9,380

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

				December 31, 2013
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
	(Dollars in thousands)
U.S. Government agency securities	24	$128,462	$9,108	4	$19,887	$2,606	28	$148,349	$11,714
Municipal obligations	1	181	2	1	321	101	2	502	103
Corporate securities	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	10	4,720	36	6	101	1	16	4,821	37

Total temporarily impaired securities	35	$133,363	$9,146	11	$20,309	$2,708	46	$153,672	$11,854

				December 31, 2012
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96

All of the Corporation's agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation's municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers' current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers' ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.